Schedule of geographic concentration of the company’s assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Cash and cash equivalents	$ 869,081	$ 800,735	$ 554,724
Accounts receivables and other receivables, net	2,489,535	5,528,826	1,616,167
Income taxes receivable	1,373,310	1,657,829	267,084
Other current assets	990,815	2,778,826	115,743
Property and equipment, net	574,334	593,357	127,148
Intangible assets, net	7,074,524	6,168,534	4,624,179
Total Assets	13,403,906	17,560,043	7,337,471
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Cash and cash equivalents	756,936	648,453	365,961
Accounts receivables and other receivables, net			95
Income taxes receivable	1,260,843	1,607,754	267,084
Other current assets	1,039,853	2,697,852	107,348
Property and equipment, net	574,334	593,358	127,148
Intangible assets, net	7,074,524	6,168,534	4,624,179
Total Assets	10,706,490	11,715,951	5,491,815
NIGERIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Cash and cash equivalents	5,139	33,458	646
Accounts receivables and other receivables, net	2,303,820	2,052,086	1,511,042
Other current assets	9,056	35,125
Total Assets	2,318,015	2,120,669	1,511,688
ARGENTINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Cash and cash equivalents	7,844	49,740	61,887
Accounts receivables and other receivables, net	163,021	2,975,215	74,685
Other current assets	16,144	6,818	1,667
Total Assets	187,009	3,031,773	138,239
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cash and cash equivalents	131,469	101,020	158,656
Accounts receivables and other receivables, net	22,694	501,525	30,345
Income taxes receivable	214	50,075
Other current assets	38,016	39,030	6,728
Total Other	$ 192,393	$ 691,650	$ 195,729